Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PRIMARY TREND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000794801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND | PRIMARY TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFDX

PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND
The Primary Trend Fund
Investment Objective
The Primary Trend Fund seeks capital growth and income.

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of The Primary Trend Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PRIMARY TREND FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (the transfer agent charges $15 for each wire redemption)	none
Exchange Fee (the transfer agent charges $5 for each telephone exchange)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMARY TREND FUND
Management Fees		0.74%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.29%
Total Annual Fund Operating Expenses		2.03%
Less Fee Waivers	[1]	0.03%
Net Expenses		2.00%
[1]	The Fund's investment advisory agreement contains an expense limitation provision that provides that total operating expenses of the Fund, not including federal, state and local taxes, interest, brokerage commissions and extraordinary items, may not exceed 2.00% of the Fund's average daily net assets. The investment advisory agreement remains in effect indefinitely as long as its continuance is specifically approved at least annually by the board of directors of the Fund, including a majority of those directors who are not interested persons of the Fund. Upon sixty days' written notice, the investment advisory agreement may be terminated by the Fund or the Fund's investment adviser.

Example
This Example is intended to help you compare the cost of investing in The

Primary Trend Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses equal to the Net Expenses for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PRIMARY TREND FUND	203	627	1,078	2,327

Portfolio Turnover
The Primary Trend Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies of The Primary Trend Fund
The Primary Trend Fund invests primarily in common stocks of United States companies. Most, but not all, of its common stock investments pay dividends. Typically, the Fund invests in well-established mid- to large-capitalization companies (market capitalizations of  $3 billion or more)

having an operating history of ten or more years. The Fund's investment adviser favors "value" stocks and shuns stocks where the price reflects a premium because of their popularity. The Fund's investment adviser considers a number of financial characteristics such as earnings growth, book value, dividends, asset value and liquidation value in determining whether or not a company's stock is

undervalued.The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in The Primary Trend Fund
Investors in The Primary Trend Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks and bonds may be steep, sudden and/or prolonged.

• Value Investing Risk: The Fund primarily invests in "value" stocks. The Fund's investment adviser may be wrong in its assessment of a company's value and the stocks the Fund holds may not reach what the investment adviser believes are their full values. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may lag.

• Medium Capitalization Companies' Risk: The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because medium capitalization companies tend to be more susceptible to adverse business or economic events than larger more established companies.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Performance Information
The bar chart and table that follow provide some indication of the risks of investing in The Primary Trend Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The Primary Trend Fund (Total return per calendar year)

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 16.26% (quarter ended June 30, 2003) and the lowest total return for a quarter was -19.36% (quarter ended December 31,

      2008).

      The Fund's 2011 year to date total return is -8.75% (January 1, 2011 through the quarter ended September 30, 2011 ).

Average Annual Total Returns (for the periods ending December 31, 2010 )
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PRIMARY TREND FUND	Return before taxes	9.90%	2.21%	3.25%
PRIMARY TREND FUND After Taxes on Distributions	Return after taxes on distributions	9.87%	1.43%	2.51%
PRIMARY TREND FUND After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	6.48%	1.89%	2.69%
PRIMARY TREND FUND S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as

401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Primary Trend Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Primary Trend Fund seeks capital growth and income.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of The Primary Trend Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Primary Trend Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in The
Primary Trend Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses equal to the Net Expenses for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of The Primary Trend Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Primary Trend Fund invests primarily in common stocks of United States companies. Most, but not all, of its common stock investments pay dividends. Typically, the Fund invests in well-established mid- to large-capitalization companies (market capitalizations of  $3 billion or more)
having an operating history of ten or more years. The Fund's investment adviser favors "value" stocks and shuns stocks where the price reflects a premium because of their popularity. The Fund's investment adviser considers a number of financial characteristics such as earnings growth, book value, dividends, asset value and liquidation value in determining whether or not a company's stock is
undervalued.The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in The Primary Trend Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in The Primary Trend Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks and bonds may be steep, sudden and/or prolonged.

• Value Investing Risk: The Fund primarily invests in "value" stocks. The Fund's investment adviser may be wrong in its assessment of a company's value and the stocks the Fund holds may not reach what the investment adviser believes are their full values. From time to time, "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may lag.

• Medium Capitalization Companies' Risk: The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because medium capitalization companies tend to be more susceptible to adverse business or economic events than larger more established companies.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Investors in The Primary Trend Fund may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in The Primary Trend Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in The Primary Trend Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	The Primary Trend Fund (Total return per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 16.26% (quarter ended June 30, 2003) and the lowest total return for a quarter was -19.36% (quarter ended December 31,
      2008).

      The Fund's 2011 year to date total return is -8.75% (January 1, 2011 through the quarter ended September 30, 2011 ).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ending December 31, 2010 )
PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND | PRIMARY TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
PRIMARY TREND FUND | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PRIMARY TREND FUND | PRIMARY TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the transfer agent charges $15 for each wire redemption)	rr_RedemptionFee	none
Exchange Fee (the transfer agent charges $5 for each telephone exchange)	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Annual Return 2001	rr_AnnualReturn2001	1.74%
Annual Return 2002	rr_AnnualReturn2002	(12.63%)
Annual Return 2003	rr_AnnualReturn2003	26.91%
Annual Return 2004	rr_AnnualReturn2004	8.22%
Annual Return 2005	rr_AnnualReturn2005	1.10%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	0.75%
Annual Return 2008	rr_AnnualReturn2008	(26.47%)
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	9.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
PRIMARY TREND FUND | PRIMARY TREND FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
PRIMARY TREND FUND | PRIMARY TREND FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%

[1]	The Fund's investment advisory agreement contains an expense limitation provision that provides that total operating expenses of the Fund, not including federal, state and local taxes, interest, brokerage commissions and extraordinary items, may not exceed 2.00% of the Fund's average daily net assets. The investment advisory agreement remains in effect indefinitely as long as its continuance is specifically approved at least annually by the board of directors of the Fund, including a majority of those directors who are not interested persons of the Fund. Upon sixty days' written notice, the investment advisory agreement may be terminated by the Fund or the Fund's investment adviser.